Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Results Of Operations
(in thousands):

Building Sold		Location	Date of Sale		Gain/(Loss) on Sale	Net Sales Proceeds
111 Sylvan Avenue	(1)	Englewood Cliffs, New Jersey	December 8, 2010		$(817)	$51,637
Eastpointe Corporate Center		Issaquah, Washington	July 1, 2011		$12,152	$31,704
5000 Corporate Court		Holtsville, New York	August 31, 2011		$14,367	$36,100
35 West Wacker Drive	(2)	Chicago, Illinois	December 15, 2011		$96,138	$223,981
Portland Portfolio	(3)	Beaverton, Oregon	March 19, 2012		$17,823	$43,832
26200 Enterprise Way		Lake Forest, California	May 31, 2012		$10,013	$24,412
110 & 112 Hidden Lake Circle Buildings		Duncan, South Carolina	September 21, 2012		$(259)	$25,595
1111 Durham Avenue	(4)	South Plainfield, New Jersey	March 28, 2013	(4)	$—	$3,403
1200 Enclave Parkway	(5)	Houston, Texas	May 1, 2013	(5)	N/A	N/A

(1)
Piedmont reclassified the operational results of the property, including a $9.6 million impairment charge that resulted from adjusting the assets to fair value, as discontinued operations in the accompanying 2010 statement of operations. The fair value measurement used in the evaluation of this non-financial asset was considered to be a Level 1 valuation within the fair value hierarchy as defined by GAAP, as there were direct observations and transactions involving the asset (i.e. the asset was sold to a third-party purchaser).

(2)	Piedmont sold its approximate 96.5% ownership in the property. Transaction data above is presented at Piedmont's ownership percentage.

(3)
The Portland Portfolio consisted of four office properties known as the Deschutes building, the Rhein building, the Rogue building, and the Willamette building, as well as 18.19 acres of adjoining, undeveloped land.

(4)
On March 28, 2013, Piedmont sold the 1111 Durham Avenue building. As such, in accordance with GAAP, Piedmont reclassified the building from real estate assets held-for-use to real estate assets held-for-sale, and the operational results of the property as income from discontinued operations for prior periods to conform with current period presentation.

(5)
On May 1, 2013, Piedmont sold the 1200 Enclave Parkway building. As such, in accordance with GAAP, Piedmont reclassified the building from real estate assets held-for-use to real estate assets held-for-sale, and the operational results of the property as income from discontinued operations for prior periods to conform with current period presentation.

Disclosure of Long Lived Assets Held-for-sale
The details comprising assets held for sale, consisting solely of the 1111 Durham Avenue building and the 1200 Enclave Parkway building, are presented below (in thousands):

	December 31, 2012	December 31, 2011
Real estate assets held for sale, net:
Land	$7,188	$7,188
Building and improvements, less accumulated depreciation of $9,327 and $7,774 as of December 31, 2012 and 2011, respectively	26,782	21,931
Intangible lease assets, less accumulated amortization of $0 and $85 as of December 31, 2012 and 2011, respectively	—	94
Construction in progress	—	102
Total real estate assets held for sale, net	$33,970	$29,315

Other assets held for sale:
Straight-line rent	$2,189	$243
Deferred lease costs, less accumulated amortization of $207 and $1,788 as of December 31, 2012 and 2011, respectively	3,038	1,680
Total other assets held for sale, net	$5,227	$1,923

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The details comprising income from discontinued operations are presented below (in thousands):

	Years Ended December 31,
	2012	2011	2010
Revenues:
Rental income	$9,125	$40,912	$50,000
Tenant reimbursements	1,134	20,168	21,852
Lease termination income	—	304	2,760
	10,259	61,384	74,612
Expenses:
Property operating costs	4,455	25,431	26,059
Depreciation	2,401	8,154	10,100
Amortization of deferred leasing costs	653	5,957	7,617
General and administrative expenses	45	(169)	508
	7,554	39,373	44,284
Other income (expense):
Interest expense	—	(5,932)	(6,274)
Interest and other income	—	(91)	2
Net income attributable to noncontrolling interest	—	(453)	(516)
	—	(6,476)	(6,788)
Operating income, excluding impairment loss and gain/(loss) on sale of real estate assets	2,705	15,535	23,540
Impairment loss	—	—	(9,587)
Gain/(loss) on sale of real estate assets	27,577	122,657	(817)
Income from discontinued operations	$30,282	$138,192	$13,136